UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06730

AB LARGE CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2024

Date of reporting period: July 31, 2024

ITEM 1. REPORTS TO STOCKHOLDERS.

Advisor Class: APGYX

July 31, 2024

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Fund Information

AB Large Cap Growth Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Large Cap Growth Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/BWM/APGYX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$63	0.56%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended July 31, 2024, all share classes of the Fund underperformed the Russell 1000 Growth index (the "benchmark"), before sales charges. Overall sector allocation was negative, while security selection was positive, relative to the benchmark. An underweight to technology and an overweight to health care detracted the most, while gains from underweights to consumer discretionary and financials helped offset some losses. Overall security selection contributed, led by selection within technology and consumer discretionary, while selection within health care and industrials detracted from returns.

Performance Highlights

Top contributors to performance:

  During the 12-month period, selection within and allocation to some sectors contributed to performance.

Top detractors from performance:

  During the 12-month period, the Fund’s underperformance relative to the benchmark was driven largely by sector allocation. Security selection within some sectors also detracted.

Advisor Class: APGYX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Advisor Class	S&P 500 Index	Russell 1000 Growth Index
07/14	$10,000	$10,000	$10,000
07/15	$12,098	$11,121	$11,608
07/16	$12,565	$11,745	$12,113
07/17	$14,905	$13,629	$14,299
07/18	$18,293	$15,843	$17,566
07/19	$20,666	$17,108	$19,467
07/20	$26,643	$19,153	$25,275
07/21	$36,444	$26,134	$34,546
07/22	$31,165	$24,921	$30,426
07/23	$34,958	$28,165	$35,692
07/24	$43,597	$34,403	$45,306

Average Annual Total Returns

	1 Year	5 Years	10 Years
Advisor Class (without sales charges)	24.71%	16.10%	15.86%
Advisor Class (with sales charges)	24.71%	16.10%	15.86%
S&P 500 Index	22.15%	15.00%	13.15%
Russell 1000 Growth Index	26.94%	18.41%	16.31%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/BWM/APGYX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$27,359,472,511
# of Portfolio Holdings	54
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$114,043,490

Advisor Class: APGYX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$2,576,467,957	9.4%
Microsoft Corp.	$2,451,761,093	9.0%
Amazon.com, Inc.	$1,693,625,761	6.2%
Alphabet, Inc. - Class C	$1,511,446,955	5.5%
Meta Platforms, Inc. - Class A	$1,287,480,653	4.7%
Visa, Inc. - Class A	$1,155,555,841	4.2%
Vertex Pharmaceuticals, Inc.	$878,022,734	3.2%
Costco Wholesale Corp.	$854,843,010	3.1%
Netflix, Inc.	$770,668,133	2.8%
Monster Beverage Corp.	$751,934,959	2.8%
Total	$13,931,807,096	50.9%

Sector Allocation

Value	Value
Information Technology	34.5%
Health Care	17.7%
Communication Services	13.0%
Consumer Discretionary	12.8%
Industrials	6.9%
Consumer Staples	6.5%
Financials	4.2%
Materials	1.5%
Investment Companies	1.4%
Short-Term Investments	1.4%
Other assets less liabilities	0.1%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/BWM/APGYX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Advisor Class: APGYX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/BWM/APGYX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Advisor Class: APGYX

4

LCG-ADV-0153-0724

Class A: APGAX

July 31, 2024

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Fund Information

AB Large Cap Growth Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Large Cap Growth Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/BWM/APGAX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$91	0.81%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended July 31, 2024, all share classes of the Fund underperformed the Russell 1000 Growth index (the "benchmark"), before sales charges. Overall sector allocation was negative, while security selection was positive, relative to the benchmark. An underweight to technology and an overweight to health care detracted the most, while gains from underweights to consumer discretionary and financials helped offset some losses. Overall security selection contributed, led by selection within technology and consumer discretionary, while selection within health care and industrials detracted from returns.

Performance Highlights

Top contributors to performance:

  During the 12-month period, selection within and allocation to some sectors contributed to performance.

Top detractors from performance:

  During the 12-month period, the Fund’s underperformance relative to the benchmark was driven largely by sector allocation. Security selection within some sectors also detracted.

Class A: APGAX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class A	S&P 500 Index	Russell 1000 Growth Index
07/14	$9,575	$10,000	$10,000
07/15	$11,554	$11,121	$11,608
07/16	$11,969	$11,745	$12,113
07/17	$14,164	$13,629	$14,299
07/18	$17,340	$15,843	$17,566
07/19	$19,542	$17,108	$19,467
07/20	$25,132	$19,153	$25,275
07/21	$34,289	$26,134	$34,546
07/22	$29,247	$24,921	$30,426
07/23	$32,726	$28,165	$35,692
07/24	$40,712	$34,403	$45,306

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A (without sales charges)	24.40%	15.81%	15.57%
Class A (with sales charges)	19.12%	14.81%	15.07%
S&P 500 Index	22.15%	15.00%	13.15%
Russell 1000 Growth Index	26.94%	18.41%	16.31%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/BWM/APGAX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$27,359,472,511
# of Portfolio Holdings	54
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$114,043,490

Class A: APGAX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$2,576,467,957	9.4%
Microsoft Corp.	$2,451,761,093	9.0%
Amazon.com, Inc.	$1,693,625,761	6.2%
Alphabet, Inc. - Class C	$1,511,446,955	5.5%
Meta Platforms, Inc. - Class A	$1,287,480,653	4.7%
Visa, Inc. - Class A	$1,155,555,841	4.2%
Vertex Pharmaceuticals, Inc.	$878,022,734	3.2%
Costco Wholesale Corp.	$854,843,010	3.1%
Netflix, Inc.	$770,668,133	2.8%
Monster Beverage Corp.	$751,934,959	2.8%
Total	$13,931,807,096	50.9%

Sector Allocation

Value	Value
Information Technology	34.5%
Health Care	17.7%
Communication Services	13.0%
Consumer Discretionary	12.8%
Industrials	6.9%
Consumer Staples	6.5%
Financials	4.2%
Materials	1.5%
Investment Companies	1.4%
Short-Term Investments	1.4%
Other assets less liabilities	0.1%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/BWM/APGAX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class A: APGAX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/BWM/APGAX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class A: APGAX

4

LCG-A-0153-0724

Class C: APGCX

July 31, 2024

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Fund Information

AB Large Cap Growth Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Large Cap Growth Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/BWM/APGCX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$174	1.56%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended July 31, 2024, all share classes of the Fund underperformed the Russell 1000 Growth index (the "benchmark"), before sales charges. Overall sector allocation was negative, while security selection was positive, relative to the benchmark. An underweight to technology and an overweight to health care detracted the most, while gains from underweights to consumer discretionary and financials helped offset some losses. Overall security selection contributed, led by selection within technology and consumer discretionary, while selection within health care and industrials detracted from returns.

Performance Highlights

Top contributors to performance:

  During the 12-month period, selection within and allocation to some sectors contributed to performance.

Top detractors from performance:

  During the 12-month period, the Fund’s underperformance relative to the benchmark was driven largely by sector allocation. Security selection within some sectors also detracted.

Class C: APGCX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class C	S&P 500 Index	Russell 1000 Growth Index
07/14	$10,000	$10,000	$10,000
07/15	$11,977	$11,121	$11,608
07/16	$12,314	$11,745	$12,113
07/17	$14,466	$13,629	$14,299
07/18	$17,577	$15,843	$17,566
07/19	$19,660	$17,108	$19,467
07/20	$25,093	$19,153	$25,275
07/21	$33,985	$26,134	$34,546
07/22	$28,772	$24,921	$30,426
07/23	$31,950	$28,165	$35,692
07/24	$39,454	$34,403	$45,306

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class C (without sales charges)	23.49%	14.95%	14.71%
Class C (with sales charges)	22.49%	14.95%	14.71%
S&P 500 Index	22.15%	15.00%	13.15%
Russell 1000 Growth Index	26.94%	18.41%	16.31%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/BWM/APGCX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$27,359,472,511
# of Portfolio Holdings	54
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$114,043,490

Class C: APGCX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$2,576,467,957	9.4%
Microsoft Corp.	$2,451,761,093	9.0%
Amazon.com, Inc.	$1,693,625,761	6.2%
Alphabet, Inc. - Class C	$1,511,446,955	5.5%
Meta Platforms, Inc. - Class A	$1,287,480,653	4.7%
Visa, Inc. - Class A	$1,155,555,841	4.2%
Vertex Pharmaceuticals, Inc.	$878,022,734	3.2%
Costco Wholesale Corp.	$854,843,010	3.1%
Netflix, Inc.	$770,668,133	2.8%
Monster Beverage Corp.	$751,934,959	2.8%
Total	$13,931,807,096	50.9%

Sector Allocation

Value	Value
Information Technology	34.5%
Health Care	17.7%
Communication Services	13.0%
Consumer Discretionary	12.8%
Industrials	6.9%
Consumer Staples	6.5%
Financials	4.2%
Materials	1.5%
Investment Companies	1.4%
Short-Term Investments	1.4%
Other assets less liabilities	0.1%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/BWM/APGCX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class C: APGCX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/BWM/APGCX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class C: APGCX

4

LCG-C-0153-0724

Class I: ALLIX

July 31, 2024

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Fund Information

AB Large Cap Growth Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Large Cap Growth Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/BWM/ALLIX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$67	0.60%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended July 31, 2024, all share classes of the Fund underperformed the Russell 1000 Growth index (the "benchmark"), before sales charges. Overall sector allocation was negative, while security selection was positive, relative to the benchmark. An underweight to technology and an overweight to health care detracted the most, while gains from underweights to consumer discretionary and financials helped offset some losses. Overall security selection contributed, led by selection within technology and consumer discretionary, while selection within health care and industrials detracted from returns.

Performance Highlights

Top contributors to performance:

  During the 12-month period, selection within and allocation to some sectors contributed to performance.

Top detractors from performance:

  During the 12-month period, the Fund’s underperformance relative to the benchmark was driven largely by sector allocation. Security selection within some sectors also detracted.

Class I: ALLIX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class I	S&P 500 Index	Russell 1000 Growth Index
07/14	$10,000	$10,000	$10,000
07/15	$12,102	$11,121	$11,608
07/16	$12,580	$11,745	$12,113
07/17	$14,925	$13,629	$14,299
07/18	$18,318	$15,843	$17,566
07/19	$20,698	$17,108	$19,467
07/20	$26,675	$19,153	$25,275
07/21	$36,476	$26,134	$34,546
07/22	$31,183	$24,921	$30,426
07/23	$34,978	$28,165	$35,692
07/24	$43,611	$34,403	$45,306

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I (without sales charges)	24.68%	16.07%	15.87%
Class I (with sales charges)	24.68%	16.07%	15.87%
S&P 500 Index	22.15%	15.00%	13.15%
Russell 1000 Growth Index	26.94%	18.41%	16.31%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/BWM/ALLIX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$27,359,472,511
# of Portfolio Holdings	54
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$114,043,490

Class I: ALLIX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$2,576,467,957	9.4%
Microsoft Corp.	$2,451,761,093	9.0%
Amazon.com, Inc.	$1,693,625,761	6.2%
Alphabet, Inc. - Class C	$1,511,446,955	5.5%
Meta Platforms, Inc. - Class A	$1,287,480,653	4.7%
Visa, Inc. - Class A	$1,155,555,841	4.2%
Vertex Pharmaceuticals, Inc.	$878,022,734	3.2%
Costco Wholesale Corp.	$854,843,010	3.1%
Netflix, Inc.	$770,668,133	2.8%
Monster Beverage Corp.	$751,934,959	2.8%
Total	$13,931,807,096	50.9%

Sector Allocation

Value	Value
Information Technology	34.5%
Health Care	17.7%
Communication Services	13.0%
Consumer Discretionary	12.8%
Industrials	6.9%
Consumer Staples	6.5%
Financials	4.2%
Materials	1.5%
Investment Companies	1.4%
Short-Term Investments	1.4%
Other assets less liabilities	0.1%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/BWM/ALLIX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class I: ALLIX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/BWM/ALLIX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

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Fund Information

Class I: ALLIX

4

LCG-I-0153-0724

Class K: ALCKX

July 31, 2024

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Fund Information

AB Large Cap Growth Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Large Cap Growth Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/BWM/ALCKX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$102	0.91%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended July 31, 2024, all share classes of the Fund underperformed the Russell 1000 Growth index (the "benchmark"), before sales charges. Overall sector allocation was negative, while security selection was positive, relative to the benchmark. An underweight to technology and an overweight to health care detracted the most, while gains from underweights to consumer discretionary and financials helped offset some losses. Overall security selection contributed, led by selection within technology and consumer discretionary, while selection within health care and industrials detracted from returns.

Performance Highlights

Top contributors to performance:

  During the 12-month period, selection within and allocation to some sectors contributed to performance.

Top detractors from performance:

  During the 12-month period, the Fund’s underperformance relative to the benchmark was driven largely by sector allocation. Security selection within some sectors also detracted.

Class K: ALCKX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class K	S&P 500 Index	Russell 1000 Growth Index
07/14	$10,000	$10,000	$10,000
07/15	$12,060	$11,121	$11,608
07/16	$12,487	$11,745	$12,113
07/17	$14,767	$13,629	$14,299
07/18	$18,059	$15,843	$17,566
07/19	$20,336	$17,108	$19,467
07/20	$26,127	$19,153	$25,275
07/21	$35,606	$26,134	$34,546
07/22	$30,338	$24,921	$30,426
07/23	$33,902	$28,165	$35,692
07/24	$42,138	$34,403	$45,306

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class K (without sales charges)	24.29%	15.69%	15.47%
Class K (with sales charges)	24.29%	15.69%	15.47%
S&P 500 Index	22.15%	15.00%	13.15%
Russell 1000 Growth Index	26.94%	18.41%	16.31%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/BWM/ALCKX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$27,359,472,511
# of Portfolio Holdings	54
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$114,043,490

Class K: ALCKX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$2,576,467,957	9.4%
Microsoft Corp.	$2,451,761,093	9.0%
Amazon.com, Inc.	$1,693,625,761	6.2%
Alphabet, Inc. - Class C	$1,511,446,955	5.5%
Meta Platforms, Inc. - Class A	$1,287,480,653	4.7%
Visa, Inc. - Class A	$1,155,555,841	4.2%
Vertex Pharmaceuticals, Inc.	$878,022,734	3.2%
Costco Wholesale Corp.	$854,843,010	3.1%
Netflix, Inc.	$770,668,133	2.8%
Monster Beverage Corp.	$751,934,959	2.8%
Total	$13,931,807,096	50.9%

Sector Allocation

Value	Value
Information Technology	34.5%
Health Care	17.7%
Communication Services	13.0%
Consumer Discretionary	12.8%
Industrials	6.9%
Consumer Staples	6.5%
Financials	4.2%
Materials	1.5%
Investment Companies	1.4%
Short-Term Investments	1.4%
Other assets less liabilities	0.1%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/BWM/ALCKX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class K: ALCKX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/BWM/ALCKX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class K: ALCKX

4

LCG-K-0153-0724

Class R: ABPRX

July 31, 2024

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Fund Information

AB Large Cap Growth Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Large Cap Growth Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/BWM/ABPRX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$135	1.21%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended July 31, 2024, all share classes of the Fund underperformed the Russell 1000 Growth index (the "benchmark"), before sales charges. Overall sector allocation was negative, while security selection was positive, relative to the benchmark. An underweight to technology and an overweight to health care detracted the most, while gains from underweights to consumer discretionary and financials helped offset some losses. Overall security selection contributed, led by selection within technology and consumer discretionary, while selection within health care and industrials detracted from returns.

Performance Highlights

Top contributors to performance:

  During the 12-month period, selection within and allocation to some sectors contributed to performance.

Top detractors from performance:

  During the 12-month period, the Fund’s underperformance relative to the benchmark was driven largely by sector allocation. Security selection within some sectors also detracted.

Class R: ABPRX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class R	S&P 500 Index	Russell 1000 Growth Index
07/14	$10,000	$10,000	$10,000
07/15	$12,027	$11,121	$11,608
07/16	$12,415	$11,745	$12,113
07/17	$14,634	$13,629	$14,299
07/18	$17,846	$15,843	$17,566
07/19	$20,039	$17,108	$19,467
07/20	$25,666	$19,153	$25,275
07/21	$34,874	$26,134	$34,546
07/22	$29,620	$24,921	$30,426
07/23	$33,022	$28,165	$35,692
07/24	$40,917	$34,403	$45,306

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class R (without sales charges)	23.90%	15.35%	15.13%
Class R (with sales charges)	23.90%	15.35%	15.13%
S&P 500 Index	22.15%	15.00%	13.15%
Russell 1000 Growth Index	26.94%	18.41%	16.31%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/BWM/ABPRX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$27,359,472,511
# of Portfolio Holdings	54
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$114,043,490

Class R: ABPRX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$2,576,467,957	9.4%
Microsoft Corp.	$2,451,761,093	9.0%
Amazon.com, Inc.	$1,693,625,761	6.2%
Alphabet, Inc. - Class C	$1,511,446,955	5.5%
Meta Platforms, Inc. - Class A	$1,287,480,653	4.7%
Visa, Inc. - Class A	$1,155,555,841	4.2%
Vertex Pharmaceuticals, Inc.	$878,022,734	3.2%
Costco Wholesale Corp.	$854,843,010	3.1%
Netflix, Inc.	$770,668,133	2.8%
Monster Beverage Corp.	$751,934,959	2.8%
Total	$13,931,807,096	50.9%

Sector Allocation

Value	Value
Information Technology	34.5%
Health Care	17.7%
Communication Services	13.0%
Consumer Discretionary	12.8%
Industrials	6.9%
Consumer Staples	6.5%
Financials	4.2%
Materials	1.5%
Investment Companies	1.4%
Short-Term Investments	1.4%
Other assets less liabilities	0.1%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/BWM/ABPRX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class R: ABPRX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/BWM/ABPRX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class R: ABPRX

4

LCG-R-0153-0724

Class Z: APGZX

July 31, 2024

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Fund Information

AB Large Cap Growth Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Large Cap Growth Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/BWM/APGZX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$56	0.50%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended July 31, 2024, all share classes of the Fund underperformed the Russell 1000 Growth index (the "benchmark"), before sales charges. Overall sector allocation was negative, while security selection was positive, relative to the benchmark. An underweight to technology and an overweight to health care detracted the most, while gains from underweights to consumer discretionary and financials helped offset some losses. Overall security selection contributed, led by selection within technology and consumer discretionary, while selection within health care and industrials detracted from returns.

Performance Highlights

Top contributors to performance:

  During the 12-month period, selection within and allocation to some sectors contributed to performance.

Top detractors from performance:

  During the 12-month period, the Fund’s underperformance relative to the benchmark was driven largely by sector allocation. Security selection within some sectors also detracted.

Class Z: APGZX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects sales charges and assumes the reinvestment of dividends.

	Class Z	S&P 500 Index	Russell 1000 Growth Index
7/1/2015	$10,000	$10,000	$10,000
07/15	$10,262	$10,210	$10,339
07/16	$10,670	$10,783	$10,789
07/17	$12,673	$12,512	$12,736
07/18	$15,565	$14,544	$15,645
07/19	$17,601	$15,706	$17,339
07/20	$22,707	$17,584	$22,512
07/21	$31,080	$23,993	$30,769
07/22	$26,595	$22,879	$27,099
07/23	$29,854	$25,857	$31,790
07/24	$37,255	$31,584	$40,353

Average Annual Total Returns

	1 Year	5 Years	Since Inception 7/1/15
Class Z (without sales charges)	24.79%	16.18%	15.58%
Class Z (with sales charges)	24.79%	16.18%	15.58%
S&P 500 Index	22.15%	15.00%	13.50%
Russell 1000 Growth Index	26.94%	18.41%	16.60%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/BWM/APGZX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$27,359,472,511
# of Portfolio Holdings	54
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$114,043,490

Class Z: APGZX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$2,576,467,957	9.4%
Microsoft Corp.	$2,451,761,093	9.0%
Amazon.com, Inc.	$1,693,625,761	6.2%
Alphabet, Inc. - Class C	$1,511,446,955	5.5%
Meta Platforms, Inc. - Class A	$1,287,480,653	4.7%
Visa, Inc. - Class A	$1,155,555,841	4.2%
Vertex Pharmaceuticals, Inc.	$878,022,734	3.2%
Costco Wholesale Corp.	$854,843,010	3.1%
Netflix, Inc.	$770,668,133	2.8%
Monster Beverage Corp.	$751,934,959	2.8%
Total	$13,931,807,096	50.9%

Sector Allocation

Value	Value
Information Technology	34.5%
Health Care	17.7%
Communication Services	13.0%
Consumer Discretionary	12.8%
Industrials	6.9%
Consumer Staples	6.5%
Financials	4.2%
Materials	1.5%
Investment Companies	1.4%
Short-Term Investments	1.4%
Other assets less liabilities	0.1%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/BWM/APGZX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class Z: APGZX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/BWM/APGZX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class Z: APGZX

4

LCG-Z-0153-0724

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 19(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors Garry L. Moody, Marshall C. Turner, Jr., Jorge A. Bermudez and Carol C. McMullen qualify as audit committee financial experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed* by the independent registered public accounting firm Ernst & Young LLP, for the Fund’s last two fiscal years, for professional services rendered for: (i) the audit of the Fund’s annual financial statements included in the Fund’s annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (i), which include advice and education related to accounting and auditing issues, quarterly press release review (for those Funds that issue quarterly press releases), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.

		Audit Fees	Audit-Related Fees	Tax Fees
AB Large Cap Growth	2023	$33,994	$4,000	$16,229
	2024	$33,994	$—	$18,298

(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund’s Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund’s independent registered public accounting firm. The Fund’s Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) No percentage of services addressed by (b) and (c) of this Item 4 were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. No amounts are reported for Item 4 (d).

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund’s Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund: (“Service Affiliates”):

		All Fees for Non-Audit Services Provided to the Portfolio, the Adviser and Service Affiliates	Total Amount of Foregoing Column Pre- approved by the Audit Committee (Portion Comprised of Audit Related Fees) (Portion Comprised of Tax Fees)
AB Large Cap Growth	2023	$1,562,198	$20,229
			$(4,000)
			$(16,229)
	2024	$2,093,134	$18,298
			$—
			$(18,298)

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund’s independent registered public accounting firm to the Adviser and Service Affiliates is compatible with maintaining the auditor’s independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

JUL 07.31.24

ANNUAL REPORT

AB LARGE CAP GROWTH FUND

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

July 31, 2024

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.1%
Information Technology – 34.5%
Communications Equipment – 4.0%
Arista Networks, Inc.(a)	1,995,915	$691,684,343
Motorola Solutions, Inc.	994,621	396,774,209

		1,088,458,552

Electronic Equipment, Instruments & Components – 0.4%
Amphenol Corp. – Class A	1,944,860	124,976,704

Semiconductors & Semiconductor Equipment – 16.6%
ASML Holding NV (REG)	326,979	306,281,229
Broadcom, Inc.	1,775,470	285,282,520
Entegris, Inc.	858,296	101,527,834
NVIDIA Corp.	22,017,330	2,576,467,957
QUALCOMM, Inc.	3,847,590	696,221,410
Texas Instruments, Inc.	2,818,430	574,424,218

		4,540,205,168

Software – 13.5%
Adobe, Inc.(a)	628,702	346,823,458
Cadence Design Systems, Inc.(a)	831,589	222,583,112
Manhattan Associates, Inc.(a)	884,169	225,799,079
Microsoft Corp.	5,860,550	2,451,761,093
ServiceNow, Inc.(a)	301,598	245,618,395
Synopsys, Inc.(a)	347,954	194,269,677

		3,686,854,814

		9,440,495,238

Health Care – 17.7%
Biotechnology – 3.7%
Genmab A/S (Sponsored ADR)(a)	4,580,936	129,594,680
Vertex Pharmaceuticals, Inc.(a)	1,771,207	878,022,734

		1,007,617,414

Health Care Equipment & Supplies – 4.3%
Edwards Lifesciences Corp.(a)	2,899,668	182,824,067
IDEXX Laboratories, Inc.(a)	806,853	384,158,850
Intuitive Surgical, Inc.(a)	1,347,722	599,210,679

		1,166,193,596

Health Care Providers & Services – 1.8%
UnitedHealth Group, Inc.	868,953	500,655,960

Health Care Technology – 1.2%
Veeva Systems, Inc. – Class A(a)	1,759,454	337,692,006

abfunds.com	AB LARGE CAP GROWTH FUND | 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Life Sciences Tools & Services – 2.1%
Mettler-Toledo International, Inc.(a)	130,127	$197,927,071
Waters Corp.(a)	502,822	169,088,982
West Pharmaceutical Services, Inc.	715,270	218,994,216

		586,010,269

Pharmaceuticals – 4.6%
Eli Lilly & Co.	925,325	744,211,138
Zoetis, Inc.	2,790,574	502,414,943

		1,246,626,081

		4,844,795,326

Communication Services – 13.0%
Entertainment – 2.8%
Netflix, Inc.(a)	1,226,495	770,668,133

Interactive Media & Services – 10.2%
Alphabet, Inc. – Class C	8,729,119	1,511,446,955
Meta Platforms, Inc. – Class A	2,711,456	1,287,480,653

		2,798,927,608

		3,569,595,741

Consumer Discretionary – 12.8%
Automobiles – 0.8%
Ferrari NV(b)	503,865	208,101,284

Broadline Retail – 6.2%
Amazon.com, Inc.(a)	9,057,791	1,693,625,761

Hotels, Restaurants & Leisure – 1.4%
Chipotle Mexican Grill, Inc.(a)	6,838,170	371,449,394

Specialty Retail – 3.7%
Home Depot, Inc. (The)	1,819,293	669,790,911
Tractor Supply Co.(b)	1,316,291	346,605,746

		1,016,396,657

Textiles, Apparel & Luxury Goods – 0.7%
Lululemon Athletica, Inc.(a)	140,630	36,375,356
NIKE, Inc. – Class B	274,811	20,572,351
On Holding AG – Class A(a)(b)	3,471,480	143,788,702

		200,736,409

		3,490,309,505

Industrials – 6.9%
Building Products – 2.0%
Otis Worldwide Corp.	4,218,828	398,679,246
Trex Co., Inc.(a)	1,639,551	137,115,650

		535,794,896

Commercial Services & Supplies – 2.2%
Copart, Inc.(a)	11,603,327	607,202,102

2 | AB LARGE CAP GROWTH FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Electrical Equipment – 0.6%
AMETEK, Inc.	915,762	$158,866,392

Ground Transportation – 0.4%
Saia, Inc.(a)(b)	244,290	102,076,577

Professional Services – 1.2%
Verisk Analytics, Inc.	1,251,090	327,472,807

Trading Companies & Distributors – 0.5%
United Rentals, Inc.	192,370	145,643,327

		1,877,056,101

Consumer Staples – 6.5%
Beverages – 3.4%
Celsius Holdings, Inc.(a)(b)	3,613,450	169,217,863
Monster Beverage Corp.(a)	14,614,868	751,934,959

		921,152,822

Consumer Staples Distribution & Retail – 3.1%
Costco Wholesale Corp.	1,039,955	854,843,010

		1,775,995,832

Financials – 4.2%
Financial Services – 4.2%
Visa, Inc. – Class A	4,349,591	1,155,555,841

Materials – 1.5%
Chemicals – 1.5%
Sherwin-Williams Co. (The)	1,143,373	401,095,248

Total Common Stocks (cost $14,759,229,873)		26,554,898,832

INVESTMENT COMPANIES – 1.4%
Funds and Investment Trusts – 1.4%
iShares Russell 1000 Growth ETF(e) (cost $381,511,612)	1,109,950	397,572,991

RIGHTS – 0.0%
Health Care – 0.0%
Health Care Providers & Services – 0.0%
ABIOMED, Inc. (CVR)(a)(c)(d) (cost $300,377)	294,487	300,377

abfunds.com	AB LARGE CAP GROWTH FUND | 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.4%
Investment Companies – 1.4%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.20%(e)(f)(g) (cost $374,304,594)	374,304,594	$374,304,594

Total Investments Before Security Lending Collateral for Securities Loaned – 99.9% (cost $15,515,346,456)		27,327,076,794

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
Investment Companies – 0.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 5.20%(e)(f)(g) (cost $108,200)	108,200	108,200

Total Investments – 99.9% (cost $15,515,454,656)		27,327,184,994
Other assets less liabilities – 0.1%		32,287,517

Net Assets – 100.0%		$27,359,472,511

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Fair valued by the Adviser.

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)	Affiliated investments.

(g)	The rate shown represents the 7-day yield as of period end.

Glossary:

ADR – American Depositary Receipt

CVR – Contingent Value Right

ETF – Exchange Traded Fund

REG – Registered Shares

See notes to financial statements.

4 | AB LARGE CAP GROWTH FUND	abfunds.com

STATEMENT OF ASSETS & LIABILITIES

July 31, 2024

Assets
Investments in securities, at value
Unaffiliated issuers (cost $15,141,041,862)	$26,952,772,200	(a)
Affiliated issuers (cost $374,412,794 – including investment of cash collateral for securities loaned of $108,200)	374,412,794
Cash	4,942,478
Receivable for investment securities sold	77,804,518
Receivable for capital stock sold	18,009,168
Unaffiliated dividends receivable	6,774,788
Affiliated dividends receivable	2,571,520
Receivable due from Adviser	74,471

Total assets	27,437,361,937

Liabilities
Payable for investment securities purchased	44,662,390
Payable for capital stock redeemed	17,032,052
Advisory fee payable	11,137,427
Distribution fee payable	1,590,754
Transfer Agent fee payable	477,886
Payable for collateral received on securities loaned	108,200
Administrative fee payable	31,518
Directors’ fees payable	31,486
Accrued expenses	2,817,713

Total liabilities	77,889,426

Net Assets	$27,359,472,511

Composition of Net Assets
Capital stock, at par	$264,130
Additional paid-in capital	14,670,948,004
Distributable earnings	12,688,260,377

Net Assets	$27,359,472,511

Net Asset Value Per Share—30 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$4,812,301,619	50,526,616	$95.24	*

C	$521,683,174	8,505,148	$61.34

Advisor	$14,409,986,023	133,856,285	$107.65

R	$125,214,315	1,425,694	$87.83

K	$122,376,605	1,265,336	$96.71

I	$894,006,605	8,369,460	$106.82

Z	$6,473,904,170	60,181,834	$107.57

(a)	Includes securities on loan with a value of $308,148,275 (see Note E).

*	The maximum offering price per share for Class A shares was $99.47 which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB LARGE CAP GROWTH FUND | 5

STATEMENT OF OPERATIONS

Year Ended July 31, 2024

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $491,105)	$136,893,680
Affiliated issuers	50,532,787
Interest	44,873
Securities lending income	159,175
Other income	186,133	$187,816,648

Expenses
Advisory fee (see Note B)	115,413,543
Distribution fee—Class A	11,083,260
Distribution fee—Class C	5,035,032
Distribution fee—Class R	600,939
Distribution fee—Class K	336,576
Transfer agency—Class A	3,778,541
Transfer agency—Class C	430,200
Transfer agency—Advisor Class	10,915,940
Transfer agency—Class R	283,293
Transfer agency—Class K	249,939
Transfer agency—Class I	1,016,855
Transfer agency—Class Z	1,190,928
Printing	905,140
Registration fees	661,305
Directors’ fees	333,122
Custody and accounting	262,045
Legal	221,401
Administrative	96,117
Audit and tax	53,196
Miscellaneous	293,383

Total expenses	153,160,755
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(1,370,053)

Net expenses		151,790,702

Net investment income		36,025,946

Realized and Unrealized Gain on Investment Transactions
Net realized gain on investment transactions		1,335,385,246
Net change in unrealized appreciation (depreciation) of investments		4,073,958,943

Net gain on investment transactions		5,409,344,189
Contributions from Affiliates (see Note B)		487

Net Increase in Net Assets from Operations		$5,445,370,622

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

Year Ended July 31, 2024	Year Ended July 31, 2023
Increase in Net Assets from Operations
Net investment income	$36,025,946	$10,190,507
Net realized gain on investment transactions	1,335,385,246	161,149,876
Net change in unrealized appreciation (depreciation) of investments	4,073,958,943	2,218,662,860
Contributions from Affiliates (see Note B)	487	– 0	–

Net increase in net assets from operations	5,445,370,622	2,390,003,243
Distributions to Shareholders
Class A	(75,018,183)	(31,111,946)
Class C	(12,987,685)	(6,568,992)
Advisor Class	(200,631,642)	(71,204,500)
Class R	(2,148,229)	(820,254)
Class K	(2,394,897)	(991,123)
Class I	(13,624,126)	(5,693,973)
Class Z	(89,675,557)	(25,906,294)
Capital Stock Transactions
Net increase	645,922,179	2,304,979,265

Total increase	5,694,812,482	4,552,685,426
Net Assets
Beginning of period	21,664,660,029	17,111,974,603

End of period	$27,359,472,511	$21,664,660,029

See notes to financial statements.

abfunds.com	AB LARGE CAP GROWTH FUND | 7

NOTES TO FINANCIAL STATEMENTS

July 31, 2024

NOTE A

Significant Accounting Policies

AB Large Cap Growth Fund, Inc. (the “Fund”) is organized as a Maryland corporation and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Fund offers Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares. Class B and Class T shares have been authorized but currently are not offered. The Fund has suspended sales of Class K and Class R shares to new investors effective August 2, 2024. Existing retirement plan sponsors may continue to add new participants and make additional purchases until the liquidation date. The Fund expects to make liquidating distributions to shareholders in these classes based on net asset value by April 30, 2025. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All nine classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5

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NOTES TO FINANCIAL STATEMENTS (continued)

of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

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NOTES TO FINANCIAL STATEMENTS (continued)

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and

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NOTES TO FINANCIAL STATEMENTS (continued)

comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2024:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks:
Information Technology	$9,440,495,238		$	– 0	–	$	– 0	–	$9,440,495,238
Health Care	4,844,795,326			– 0	–		– 0	–	4,844,795,326
Communication Services	3,569,595,741			– 0	–		– 0	–	3,569,595,741
Consumer Discretionary	3,490,309,505			– 0	–		– 0	–	3,490,309,505
Industrials	1,877,056,101			– 0	–		– 0	–	1,877,056,101
Consumer Staples	1,775,995,832			– 0	–		– 0	–	1,775,995,832
Financials	1,155,555,841			– 0	–		– 0	–	1,155,555,841
Materials	401,095,248			– 0	–		– 0	–	401,095,248
Investment Companies	397,572,991			– 0	–		– 0	–	397,572,991
Rights	– 0	–		– 0	–		300,377		300,377
Short-Term Investments	374,304,594			– 0	–		– 0	–	374,304,594
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	108,200			– 0	–		– 0	–	108,200

Total Investments in Securities	27,326,884,617			– 0	–		300,377		27,327,184,994
Other Financial Instruments(a)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$27,326,884,617		$	– 0	–		$300,377		$27,327,184,994

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed

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NOTES TO FINANCIAL STATEMENTS (continued)

income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class,

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NOTES TO FINANCIAL STATEMENTS (continued)

except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .60% of first $2.5 billion, .50% of the next $2.5 billion and .45% in excess of $5 billion, of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive certain fees and bear certain expenses of the Fund through October 31, 2024 to the extent necessary to limit operating expenses of Class A shares on an annual basis to 1.25% of daily average net assets for Class A shares (the “Expense Cap”). For the year ended July 31, 2024, there was no such reimbursement.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended July 31, 2024, the reimbursement for such services amounted to $96,117.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $4,492,010 for the year ended July 31, 2024.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales

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NOTES TO FINANCIAL STATEMENTS (continued)

charges of $122,372 from the sale of Class A shares and received $22,280 and $32,798 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the year ended July 31, 2024.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the year ended July 31, 2024, such waiver amounted to $1,369,559.

A summary of the Fund’s transactions in AB mutual funds for the year ended July 31, 2024 is as follows:

Fund	Market Value 7/31/23 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,272,965		$3,559,420	$4,458,080	$374,305	$50,533
Government Money Market Portfolio*	– 0	–	50,038	49,930	108	3

Total					$374,413	$50,536

*	Investments of cash collateral for securities lending transactions (see Note E).

During the year ended July 31, 2024, the Adviser reimbursed the Fund $487 for trading losses incurred due to a pricing error.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Fund’s average daily net assets

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NOTES TO FINANCIAL STATEMENTS (continued)

attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class, Class I and Class Z shares. The fees are accrued daily and paid monthly. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $23,028,286, $1,380,317 and $1,357,080 for Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended July 31, 2024 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$8,092,814,126		$6,967,835,868
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$15,700,454,818

Gross unrealized appreciation	$11,963,954,638
Gross unrealized depreciation	(337,224,462)

Net unrealized appreciation	$11,626,730,176

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

abfunds.com	AB LARGE CAP GROWTH FUND | 15

NOTES TO FINANCIAL STATEMENTS (continued)

The Fund did not engage in derivatives transactions for the year ended July 31, 2024.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are

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NOTES TO FINANCIAL STATEMENTS (continued)

marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the year ended July 31, 2024 is as follows:

				Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$308,148,275	$108,200	$303,009,331	$155,917	$3,258	$494

*	As of July 31, 2024.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE F

Capital Stock

Each class consists of 3,000,000,000 authorized shares, except for Class B which has 6,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2024	Year Ended July 31, 2023

Class A
Shares sold	6,563,524	7,986,946	$558,104,750	$551,862,582

Shares issued in reinvestment of distributions	870,433	440,226	68,302,865	28,187,693

Shares converted from Class C	885,303	545,769	74,741,493	37,157,965

Shares redeemed	(9,660,025)	(9,560,742)	(836,281,941)	(643,651,872)

Net decrease	(1,340,765)	(587,801)	$(135,132,833)	$(26,443,632)

Class C
Shares sold	1,185,472	890,116	$66,144,904	$39,955,414

Shares issued in reinvestment of distributions	233,800	141,877	11,872,338	5,981,529

Shares converted to Class A	(1,363,599)	(829,131)	(74,741,493)	(37,157,965)

Shares redeemed	(1,312,910)	(1,989,269)	(72,491,483)	(87,690,554)

Net decrease	(1,257,237)	(1,786,407)	$(69,215,734)	$(78,911,576)

Advisor Class
Shares sold	35,393,845	47,713,569	$3,376,340,594	$3,619,477,803

Shares issued in reinvestment of dividends and distributions	1,938,031	847,692	171,593,355	61,033,790

Shares redeemed	(31,528,542)	(34,737,240)	(3,032,600,914)	(2,631,086,656)

Net increase	5,803,334	13,824,021	$515,333,035	$1,049,424,937

Class R
Shares sold	449,682	617,617	$35,338,098	$39,066,821

Shares issued in reinvestment of distributions	29,543	13,777	2,143,047	820,150

Shares redeemed	(553,408)	(438,447)	(44,055,053)	(27,330,149)

Net increase (decrease)	(74,183)	192,947	$(6,573,908)	$12,556,822

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NOTES TO FINANCIAL STATEMENTS (continued)

	Shares		Amount
	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2024	Year Ended July 31, 2023

Class K
Shares sold	341,857	512,144	$28,937,238	$34,863,130

Shares issued in reinvestment of distributions	30,038	15,220	2,394,897	991,123

Shares redeemed	(727,311)	(564,729)	(65,167,422)	(37,858,337)

Net decrease	(355,416)	(37,365)	$(33,835,287)	$(2,004,084)

Class I
Shares sold	1,496,777	3,548,167	$143,137,790	$271,268,725

Shares issued in reinvestment of dividends and distributions	154,999	79,651	13,621,314	5,692,639

Shares redeemed	(2,743,576)	(3,559,298)	(260,609,165)	(276,954,757)

Net increase (decrease)	(1,091,800)	68,520	$(103,850,061)	$6,607

Class Z
Shares sold	19,652,301	28,659,364	$1,872,499,539	$2,191,210,010

Shares issued in reinvestment of dividends and distributions	1,012,053	359,808	89,505,954	25,870,237

Shares redeemed	(15,395,034)	(11,242,667)	(1,482,808,526)	(866,730,056)

Net increase	5,269,320	17,776,505	$479,196,967	$1,350,350,191

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Focused Portfolio Risk—Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value, or NAV.

abfunds.com	AB LARGE CAP GROWTH FUND | 19

NOTES TO FINANCIAL STATEMENTS (continued)

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology or health care sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

LIBOR Replacement Risk—The Fund may be exposed to debt securities, derivatives or other financial instruments that recently transitioned from the London Interbank Offered Rate (“LIBOR”) as a benchmark or reference rate for various interest rate calculations. The use of LIBOR was phased out in June 2023 and transitioned to the Secured Overnight Financing Rate (“SOFR”). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. There can be no assurance that instruments linked to SOFR will have the same volume or liquidity as did the market for LIBOR-linked financial instruments prior to LIBOR’s discontinuance or unavailability.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the

20 | AB LARGE CAP GROWTH FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended July 31, 2024.

NOTE I

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended July 31, 2024 and July 31, 2023 were as follows:

	2024	2023
Distributions paid from:
Ordinary income	$20,247,180	$	– 0	–
Net long-term capital gains	376,233,139		142,297,082

Total taxable distributions paid	$396,480,319		$142,297,082

As of July 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$12,176,171
Undistributed capital gains	1,049,354,030
Unrealized appreciation (depreciation)	11,626,730,176	(a)

Total accumulated earnings (deficit)	$12,688,260,377

(a)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of July 31, 2024, the Fund did not have any capital loss carryforwards.

During the current fiscal year, permanent differences primarily due to the utilization of earnings and profits distributed to shareholders on redemption of shares and contributions from the Adviser resulted in a net decrease in distributable earnings and a net increase in additional paid-in capital. These reclassifications had no effect on net assets.

abfunds.com	AB LARGE CAP GROWTH FUND | 21

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE J

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTE K

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

22 | AB LARGE CAP GROWTH FUND	abfunds.com

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Year Ended July 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 77.96	$ 70.33	$ 89.60	$ 67.60	$ 54.54

Income From Investment Operations

Net investment loss(a)(b)	(.04)	(.08)	(.28)	(.25)	(.13)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	18.76	8.31	(11.89)	24.40	15.29

Contributions from Affiliates	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	18.72	8.23	(12.17)	24.15	15.16

Less: Distributions

Distributions from net realized gain on investment transactions	(1.44)	(.60)	(7.10)	(2.15)	(2.10)

Net asset value, end of period	$ 95.24	$ 77.96	$ 70.33	$ 89.60	$ 67.60

Total Return

Total investment return based on net asset value(d)*	24.40%	11.90%	(14.70)%	36.43%	28.61%

Ratios/Supplemental Data

Net assets, end of period (000,000’s omitted)	$4,812	$4,044	$3,689	$4,364	$3,379

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.81%	.84%	.82%	.83%	.85%

Expenses, before waivers/reimbursements(e)‡	.82%	.84%	.82%	.83%	.86%

Net investment loss(b)	(.04)%	(.12)%	(.36)%	(.33)%	(.23)%

Portfolio turnover rate	30%	38%	34%	25%	32%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01%	.01%	.01%	.01%	.01%

See footnote summary on page 30.

abfunds.com	AB LARGE CAP GROWTH FUND | 23

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Year Ended July 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 51.08	$ 46.66	$ 62.27	$ 47.91	$ 39.52

Income From Investment Operations

Net investment loss(a)(b)	(.44)	(.39)	(.59)	(.57)	(.40)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	12.14	5.41	(7.92)	17.08	10.89

Contributions from Affiliates	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	11.70	5.02	(8.51)	16.51	10.49

Less: Distributions

Distributions from net realized gain on investment transactions	(1.44)	(.60)	(7.10)	(2.15)	(2.10)

Net asset value, end of period	$ 61.34	$ 51.08	$ 46.66	$ 62.27	$ 47.91

Total Return

Total investment return based on net asset value(d)*	23.49%	11.04%	(15.34)%	35.43%	27.63%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$521,683	$498,671	$538,833	$711,554	$601,204

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	1.56%	1.59%	1.57%	1.58%	1.60%

Expenses, before waivers/reimbursements(e)‡	1.57%	1.59%	1.57%	1.58%	1.61%

Net investment loss(b)	(.79)%	(.87)%	(1.11)%	(1.07)%	(.98)%

Portfolio turnover rate	30%	38%	34%	25%	32%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01%	.01%	.01%	.01%	.01%

See footnote summary on page 30.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Year Ended July 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 87.81	$ 78.94	$ 99.45	$ 74.63	$ 59.93

Income From Investment Operations

Net investment income (loss)(a)(b)	.20	.09	(.09)	(.07)	.01

Net realized and unrealized gain (loss) on investment and foreign currency transactions	21.17	9.38	(13.32)	27.04	16.86

Contributions from Affiliates	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	21.37	9.47	(13.41)	26.97	16.87

Less: Dividends and Distributions

Dividends from net investment income	(.09)	– 0	–	– 0	–	– 0	–	(.07)

Distributions from net realized gain on investment transactions	(1.44)	(.60)	(7.10)	(2.15)	(2.10)

Total dividends and distributions	(1.53)	(.60)	(7.10)	(2.15)	(2.17)

Net asset value, end of period	$ 107.65	$ 87.81	$ 78.94	$ 99.45	$ 74.63

Total Return

Total investment return based on net asset value(d)*	24.71%	12.17%	(14.48)%	36.78%	28.92%

Ratios/Supplemental Data

Net assets, end of period (000,000’s omitted)	$14,410	$11,244	$9,017	$9,123	$6,370

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.56%	.59%	.57%	.58%	.60%

Expenses, before waivers/reimbursements(e)‡	.57%	.59%	.57%	.58%	.61%

Net investment income (loss)(b)	.20%	.12%	(.11)%	(.08)%	.01%

Portfolio turnover rate	30%	38%	34%	25%	32%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01%	.01%	.01%	.01%	.01%

See footnote summary on page 30.

abfunds.com	AB LARGE CAP GROWTH FUND | 25

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class R
Year Ended July 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 72.29	$ 65.50	$ 84.27	$ 63.95	$ 51.91

Income From Investment Operations

Net investment loss(a)(b)	(.35)	(.32)	(.58)	(.52)	(.34)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	17.33	7.71	(11.09)	22.99	14.48

Contributions from Affiliates	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	16.98	7.39	(11.67)	22.47	14.14

Less: Distributions

Distributions from net realized gain on investment transactions	(1.44)	(.60)	(7.10)	(2.15)	(2.10)

Net asset value, end of period	$ 87.83	$ 72.29	$ 65.50	$ 84.27	$ 63.95

Total Return

Total investment return based on net asset value(d)*	23.90%	11.49%	(15.06)%	35.88%	28.08%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$125,214	$108,421	$85,606	$103,351	$98,913

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	1.21%	1.21%	1.25%	1.24%	1.25%

Expenses, before waivers/reimbursements(e)‡	1.22%	1.22%	1.25%	1.24%	1.26%

Net investment loss(b)	(.45)%	(.50)%	(.79)%	(.73)%	(.63)%

Portfolio turnover rate	30%	38%	34%	25%	32%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01%	.01%	.01%	.01%	.01%

See footnote summary on page 30.

26 | AB LARGE CAP GROWTH FUND	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class K
Year Ended July 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 79.22	$ 71.55	$ 91.12	$ 68.79	$ 55.52

Income From Investment Operations

Net investment loss(a)(b)	(.11)	(.18)	(.39)	(.33)	(.19)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	19.04	8.45	(12.08)	24.81	15.56

Contributions from Affiliates	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	18.93	8.27	(12.47)	24.48	15.37

Less: Distributions

Distributions from net realized gain on investment transactions	(1.44)	(.60)	(7.10)	(2.15)	(2.10)

Net asset value, end of period	$ 96.71	$ 79.22	$ 71.55	$ 91.12	$ 68.79

Total Return

Total investment return based on net asset value(d)*	24.29%	11.75%	(14.79)%	36.28%	28.48%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$122,377	$128,393	$118,637	$167,898	$137,218

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.91%	.97%	.94%	.93%	.95%

Expenses, before waivers/reimbursements(e)‡	.92%	.97%	.94%	.94%	.96%

Net investment loss(b)	(.13)%	(.26)%	(.48)%	(.43)%	(.33)%

Portfolio turnover rate	30%	38%	34%	25%	32%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01%	.01%	.01%	.01%	.01%

See footnote summary on page 30.

abfunds.com	AB LARGE CAP GROWTH FUND | 27

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Year Ended July 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 87.16	$ 78.36	$ 98.80	$ 74.18	$ 59.60

Income From Investment Operations

Net investment income (loss)(a)(b)	.17	.10	(.13)	(.09)	.00	(c)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	21.01	9.30	(13.21)	26.86	16.75

Contributions from Affiliates	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	21.18	9.40	(13.34)	26.77	16.75

Less: Dividends and Distributions

Dividends from net investment income	(.08)	– 0	–	– 0	–	– 0	–	(.07)

Distributions from net realized gain on investment transactions	(1.44)	(.60)	(7.10)	(2.15)	(2.10)

Total dividends and distributions	(1.52)	(.60)	(7.10)	(2.15)	(2.17)

Net asset value, end of period	$ 106.82	$ 87.16	$ 78.36	$ 98.80	$ 74.18

Total Return

Total investment return based on net asset value(d)*	24.68%	12.17%	(14.52)%	36.74%	28.88%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$894,007	$824,644	$735,993	$947,580	$705,711

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.60%	.58%	.60%	.60%	.62%

Expenses, before waivers/reimbursements(e)‡	.60%	.59%	.61%	.61%	.63%

Net investment income (loss)(b)	.18%	.13%	(.14)%	(.10)%	(.01)%

Portfolio turnover rate	30%	38%	34%	25%	32%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01%	.01%	.01%	.01%	.01%

See footnote summary on page 30.

28 | AB LARGE CAP GROWTH FUND	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class Z
Year Ended July 31,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 87.73	$ 78.81	$ 99.24	$ 74.43	$ 59.76

Income From Investment Operations

Net investment income (loss)(a)(b)	.26	.15	(.04)	(.01)	.06

Net realized and unrealized gain (loss) on investment and foreign currency transactions	21.15	9.37	(13.29)	26.97	16.81

Contributions from Affiliates	.00	(c)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	21.41	9.52	(13.33)	26.96	16.87

Less: Dividends and Distributions

Dividends from net investment income	(.13)	– 0	–	– 0	–	– 0	–	(.10)

Distributions from net realized gain on investment transactions	(1.44)	(.60)	(7.10)	(2.15)	(2.10)

Total dividends and distributions	(1.57)	(.60)	(7.10)	(2.15)	(2.20)

Net asset value, end of period	$ 107.57	$ 87.73	$ 78.81	$ 99.24	$ 74.43

Total Return

Total investment return based on net asset value(d)*	24.79%	12.26%	(14.43)%	36.87%	29.02%

Ratios/Supplemental Data

Net assets, end of period (000,000’s omitted)	$6,474	$4,817	$2,927	$3,313	$2,128

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)‡	.50%	.51%	.51%	.51%	.52%

Expenses, before waivers/reimbursements(e)‡	.50%	.52%	.51%	.52%	.53%

Net investment income (loss)(b)	.26%	.20%	(.05)%	(.02)%	.09%

Portfolio turnover rate	30%	38%	34%	25%	32%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01%	.01%	.01%	.01%	.01%

See footnote summary on page 30.

abfunds.com	AB LARGE CAP GROWTH FUND | 29

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the years ended July 31, 2024, July 31, 2021 and July 31, 2020, such waiver amounted to .01%, .01% and .01%, respectively.

*	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the year ended July 31, 2024 by .02%.

See	notes to financial statements.

30 | AB LARGE CAP GROWTH FUND	abfunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of

AB Large Cap Growth Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Large Cap Growth Fund, Inc. (the “Fund”), including the portfolio of investments, as of July 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at July 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included

abfunds.com	AB LARGE CAP GROWTH FUND | 31

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

confirmation of securities owned as of July 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

September 26, 2024

32 | AB LARGE CAP GROWTH FUND	abfunds.com

2023 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the earnings of the Fund for the taxable year ended July 31, 2024. For corporate shareholders, 100% of dividends paid qualify for the dividends paid deduction. For individual shareholders, the Fund designates 100% of dividends paid as qualified dividend income. The Fund designates $376,233,139 of dividends paid as long-term capital gain dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2025.

abfunds.com	AB LARGE CAP GROWTH FUND | 33

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Large Cap Growth Fund, Inc. (the “Fund”) unanimously approved the continuance of the Fund’s Advisory Agreement with the Adviser at a meeting held by video conference on May 7-9, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business

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judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution

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expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 29, 2024 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative

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expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another fund advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or

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temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was lower than the medians. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints and that the net assets of the Fund were higher than the breakpoint levels. Accordingly, the Fund’s current effective advisory fee rate reflected a reduction due to the breakpoints and would be further reduced to the extent the net assets of the Fund increase. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s breakpoint arrangements were acceptable and provide a means for sharing of any economies of scale. The directors also determined to monitor changes in the Fund’s asset levels to inform possible future consideration of a recommendation that the Adviser add an additional breakpoint to the fee schedule.

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NOTES

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NOTES

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AB LARGE CAP GROWTH FUND

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

LCG-0151-0724

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

At a Special Meeting held on July 18, 2024, shareholders of the AB Large Cap Growth Fund, Inc. (the “Company”) elected Directors in connection with the establishment of a single, unitary board (“Unitary Board”) responsible for overseeing mutual funds, exchange-traded funds and certain closed-end investment companies sponsored and advised by the Adviser. In connection with the establishment of the Unitary Board, Ms. Jacklyn and Messrs. Downey and Turner will retire as Directors effective December 31, 2024, and Mr. Erzan will resign as a Director effective December 31, 2024, but will continue to serve as President and Chief Executive Officer of the AB Funds. Shareholders of the Company elected four individuals to serve as Directors effective January 1, 2025 (the “Directors-Elect”), who will serve on the Unitary Board with current Directors Mses. Loeb and McMullen and Messrs. Bermudez and Moody. The number of votes cast for, against and withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office is included below.

Director:	Voted For	Withheld Authority	Abstained	Broker Non- Votes
Jorge A. Bermudez	156,988,331.793	2,136,504.811	34,319.730	N/A
Alexander Chaloff	157,236,233.320	1,888,603.284	34,319.730	N/A
R. Jay Gerken	156,989,168.938	2,135,667.666	34,319.730	N/A
Jeffrey R. Holland	157,331,812.642	1,793,023.962	26,878.870	N/A
Jeanette W. Loeb	146,428,970.162	12,695,866.442	33,581.920	N/A
Carol C. McMullen	157,397,199.745	1,727,636.859	26,878.870	N/A
Garry L. Moody	157,190,931.569	1,933,905.035	26,878.870	N/A
Emilie D. Wrapp	157,355,724.089	1,769,112.515	26,878.870	N/A

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY OF AND AFFILIDATED PURCHASERS.

Not applicable to the registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(a)(1)	Code of Ethics that is subject to the disclosure of Item 2 hereof

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Large Cap Growth Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	September 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	September 27, 2024

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	September 27, 2024